PROFIT FUNDS
                                INVESTMENT TRUST






February 4, 2010


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:  Profit Funds Investment Trust
           File No. 333-6849


Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Profit Funds Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.


Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Assistant Secretary








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                                         http://www.profitfunds.com
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